Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Large Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 97.0%
Apparel — 2.6%
LVMH Moet Hennessy Louis Vuitton S.E.	1,300	$805,062
NIKE, Inc., Class B	14,423	915,572
		1,720,634
Auto Parts & Equipment — 1.1%
Aptiv PLC*	11,753	699,303
Beverages — 1.9%
PepsiCo, Inc.	8,364	1,254,098
Chemicals — 1.2%
The Sherwin-Williams Co.	2,350	820,596
Commercial Services — 3.2%
Moody's Corp.	1,915	891,797
TransUnion	15,278	1,267,921
		2,159,718
Computers — 9.7%
Accenture PLC, Class A	6,971	2,175,231
Apple, Inc.	16,309	3,622,718
Gartner, Inc.*	1,625	682,078
		6,480,027
Cosmetics & Personal Care — 1.1%
The Estee Lauder Cos., Inc., Class A	11,154	736,164
Distribution & Wholesale — 0.7%
Pool Corp.	1,425	453,649
Diversified Financial Services — 8.6%
Brookfield Asset Management Ltd., Class A	13,369	647,153
CME Group, Inc.	2,073	549,946
Mastercard, Inc., Class A	1,765	967,432
The Charles Schwab Corp.	9,690	758,533
Visa, Inc., Class A	8,011	2,807,535
		5,730,599
Electric — 2.4%
CMS Energy Corp.	20,856	1,566,494
Electrical Components & Equipment — 2.7%
Eaton Corp. PLC	4,567	1,241,448
Schneider Electric S.E.	2,463	568,572
		1,810,020
Electronics — 5.8%
Amphenol Corp., Class A	18,669	1,224,500
Hubbell, Inc.	3,133	1,036,741
Mettler-Toledo International, Inc.*	637	752,239
TE Connectivity PLC	5,859	827,994
		3,841,474
Food — 1.4%
McCormick & Co., Inc.	11,459	943,190
Healthcare Products — 7.8%
Agilent Technologies, Inc.	11,238	1,314,621
	Number of Shares	Value†

Healthcare Products — (continued)
Boston Scientific Corp.*	8,733	$880,985
Danaher Corp.	3,713	761,165
STERIS PLC	6,567	1,488,411
Stryker Corp.	802	298,544
Thermo Fisher Scientific, Inc.	918	456,797
		5,200,523
Healthcare Services — 0.9%
ICON PLC*	3,262	570,817
Household Products & Wares — 2.6%
Church & Dwight Co., Inc.	15,993	1,760,669
Insurance — 4.3%
Aon PLC, Class A	4,795	1,913,637
Marsh & McLennan Cos., Inc.	3,741	912,916
		2,826,553
Internet — 4.4%
Alphabet, Inc., Class A	10,966	1,695,782
Tencent Holdings Ltd.	19,200	1,226,803
		2,922,585
Lodging — 1.2%
Hilton Worldwide Holdings, Inc.	3,386	770,484
Machinery — Diversified — 2.0%
Graco, Inc.	5,628	469,994
Otis Worldwide Corp.	8,068	832,618
		1,302,612
Media — 1.1%
The Walt Disney Co.	7,456	735,907
Pharmaceuticals — 1.8%
Becton Dickinson & Co.	5,110	1,170,497
Retail — 2.9%
Ross Stores, Inc.	6,680	853,637
Starbucks Corp.	3,440	337,430
The TJX Cos., Inc.	5,906	719,351
		1,910,418
Semiconductors — 7.8%
Analog Devices, Inc.	2,929	590,691
NVIDIA Corp.	28,929	3,135,325
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	6,318	1,048,788
Texas Instruments, Inc.	2,398	430,921
		5,205,725
Software — 16.8%
Fiserv, Inc.*	5,087	1,123,362
Microsoft Corp.	22,348	8,389,216
Salesforce, Inc.	5,099	1,368,368
Veeva Systems, Inc., Class A*	1,356	314,090
		11,195,036

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Large Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Transportation — 1.0%
Canadian Pacific Kansas City Ltd.	9,300	$652,953
TOTAL COMMON STOCKS (Cost $49,138,855)		64,440,745

REAL ESTATE INVESTMENT TRUSTS — 2.1%
Diversified — 2.1%
American Tower Corp. (Cost $1,349,803)	6,481	1,410,266

SHORT-TERM INVESTMENTS — 0.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.230%) (Cost $432,450)	432,450	432,450
TOTAL INVESTMENTS — 99.7% (Cost $50,921,108)		$66,283,461
Other Assets & Liabilities — 0.3%		185,852
TOTAL NET ASSETS — 100.0%		$66,469,313

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
PLC— Public Limited Company.
S.E.— Societas Europaea.
Country Weightings as of 3/31/2025††
United States	84%
Ireland	6
United Kingdom	3
France	2
China	2
Taiwan	2
Canada	1
Total	100%
††	% of total investments as of March 31, 2025.
2